Intangible assets - Changes in intangible assets (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Opening balance	€ 1,916	€ 1,839
Additions	50	111
Capitalised expenses	115	285
Amortisation	(121)	(237)
Impairments	(328)	(61)
Exchange rate differences	(40)	(28)
Disposals	(8)	(1)
Changes in the composition of the group and other changes	2	9
Closing balance	1,586	1,916
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	3,575
Closing balance	3,670	3,575
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,648)
Closing balance	(1,745)	(1,648)
Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(11)
Closing balance	(338)	(11)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	907	918
Additions		17
Impairments	(310)
Exchange rate differences	(35)	(28)
Closing balance	562	907
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	907
Closing balance	872	907
Goodwill [member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Closing balance	(310)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	958	868
Additions	50	94
Capitalised expenses	115	285
Amortisation	(120)	(235)
Impairments	(3)	(61)
Exchange rate differences	(5)	0
Disposals	(8)	(1)
Changes in the composition of the group and other changes	2	8
Closing balance	989	958
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2,608
Closing balance	2,738	2,608
Computer software [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,641)
Closing balance	(1,737)	(1,641)
Computer software [member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(9)
Closing balance	(11)	(9)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	52	53
Amortisation	(1)	(2)
Impairments	(15)	0
Changes in the composition of the group and other changes	0	1
Closing balance	35	52
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	61
Closing balance	60	61
Other intangible assets [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(7)
Closing balance	(8)	(7)
Other intangible assets [member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(2)
Closing balance	€ (17)	€ (2)